Share-based Compensation Expenses (Schedule of Assumptions Used to Estimate Fair Value of Option Grant on Date of Grant) (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Minimum [Member]
Assumptions used to estimate the fair value of option grant on the date of grant
Expected forfeiture rate (post-vesting) (as a percent)	1.39%	2.68%	4.21%
Fair value of the common share on the date of option grant	¥ 9.05	¥ 18.6	¥ 27.27
Maximum [Member]
Assumptions used to estimate the fair value of option grant on the date of grant
Expected forfeiture rate (post-vesting) (as a percent)	2.92%	2.97%	5.26%
Fair value of the common share on the date of option grant	¥ 18.98	¥ 20.60	¥ 34.07
2008 Plan [Member] | Stock options [Member]
Assumptions used to estimate the fair value of option grant on the date of grant
Expected dividend yield	0.00%	0.00%	0.00%
Time to maturity (in years)	10 years	10 years	10 years
Expected forfeiture rate (post-vesting) (as a percent)	20.00%
2008 Plan [Member] | Stock options [Member] | Minimum [Member]
Assumptions used to estimate the fair value of option grant on the date of grant
Expected volatility (as a percent)	51.39%	55.86%	50.90%
Risk-free interest rate (per annum) (as a percent)	2.21%	1.85%	2.09%
Exercise multiple	2.2	2.2	2.2
Expected forfeiture rate (post-vesting) (as a percent)	0.00%	0.00%	0.00%
2008 Plan [Member] | Stock options [Member] | Maximum [Member]
Assumptions used to estimate the fair value of option grant on the date of grant
Expected volatility (as a percent)	52.40%	57.49%	51.70%
Risk-free interest rate (per annum) (as a percent)	2.45%	2.40%	2.24%
Exercise multiple	2.8	2.8	2.8
Expected forfeiture rate (post-vesting) (as a percent)		20.00%	20.00%